Loans, Impaired Loans, and Allowance for Credit Losses - Schedule of Change from Base to Probability-Weighted ECL (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Difference - in amount	$ 99
Difference - in percentage	2.60%
Probability weighted method [Member]
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Probability-weighted ECL	$ 3,874
Base scenario [member]
Disclosure of detailed information about financial instruments [line items]
Base ECL	$ 3,775